Shareholder Report, Average Annual Return (Details)	12 Months Ended	52 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000204585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mondrian Emerging Markets Value Equity Fund, Institutional Shares
C000220240
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mondrian Global Equity Value Fund, Institutional Shares
C000206727
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mondrian Global Listed Infrastructure Fund, Institutional Shares
C000162391
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mondrian International Value Equity Fund, Institutional Shares
Without Sales Load [Member] | C000204585
Average Annual Return [Line Items]
Average Annual Return, Percent	21.16%		4.04%		1.76%
Without Sales Load [Member] | C000220240
Average Annual Return [Line Items]
Average Annual Return, Percent	24.75%	11.23%
Without Sales Load [Member] | C000206727
Average Annual Return [Line Items]
Average Annual Return, Percent	23.93%		4.98%	7.73%
Without Sales Load [Member] | C000162391
Average Annual Return [Line Items]
Average Annual Return, Percent	22.11%		5.18%		4.21%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%		3.43%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%	13.02%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%		11.08%	12.44%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	22.97%		6.24%		5.27%
MSCI ACWI Core Infrastructure (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Core Infrastructure (NR) (USD)
Average Annual Return, Percent	24.93%		4.36%	6.85%